Document and Entity Information	Sep. 22, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002025410
Document Type	8-K/A
Document Period End Date	Sep. 22, 2025
Entity Registrant Name	StandardAero, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42298
Entity Tax Identification Number	30-1138150
Entity Address, Address Line One	6710 North Scottsdale Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85253
City Area Code	(480)
Local Phone Number	377 3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	SARO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	StandardAero, Inc. (together with its affiliates, the “Company”) previously filed a Current Report on Form 8-K (the “Original Filing”) to report that on September 22, 2025, Gregory Krekeler was appointed as the President, Component Repair Services of the Company, succeeding Kimberly Ashmun. This Current Report on Form 8-K/A is being filed to supplement the disclosure contained in Item 5.02 of the Original Filing to include the provisions of the executed transition agreement entered into by and between the Company and Ms. Ashmun on November 3, 2025 (the “Transition Agreement”). The Original Filing otherwise remains unchanged.